Acquisition (Tables)	12 Months Ended
Dec. 31, 2020
Hoya Intermediate, LLC
Business Acquisition [Line Items]
Summary of Consideration Paid and Fair Values of the Assets Acquired and Liabilities Assumed
The following table summarizes the consideration paid and the fair values of the assets acquired, and liabilities assumed (in thousands):

Allocation of purchase price
Cash and cash equivalents	$3,130
Other current assets	776
Property and equipment	277
Intangible asset — developed technology	4,900
Intangible assets — other	4,800
Goodwill	21,244

Total assets acquired	35,127
Current liabilities assumed	879
Net assets acquired	$34,248